EQUITY - Capital Stock (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Capital Stock
Share capital	R$ 39,057,271	R$ 39,057,271
Quantity	1,568,930,910	1,568,930,910
Percentage of shares issued	100.00%	100.00%
Federal Government
Capital Stock
Quantity	667,889,378
Percentage of shares issued	42.56%
Unity
Capital Stock
Quantity		667,889,378
Percentage of shares issued		42.57%
BNDESPAR
Capital Stock
Quantity	160,449,053	160,449,053
Percentage of shares issued	10.23%	10.23%
BNDES
Capital Stock
Quantity	92,807,935	92,807,935
Percentage of shares issued	5.92%	5.91%
FIA Dinmica and Banclass
Capital Stock
Quantity	65,536,875	65,536,875
Percentage of shares issued	4.18%	4.18%
Fundos 3G Radar
Capital Stock
Quantity	30,890,676	31,627,718
Percentage of shares issued	1.97%	2.01%
American Depositary Receipts - ADRs
Capital Stock
Quantity	57,405,999	43,898,638
Percentage of shares issued	3.66%	2.80%
Others
Capital Stock
Quantity	493,950,994	506,721,313
Percentage of shares issued	31.48%	32.30%
Minority share holders
Capital Stock
Quantity	599,084,509
Non resident minority shareholder
Capital Stock
Quantity	261,989,390
Percentage of shares issued	44.00%
Common shares
Capital Stock
Quantity	1,288,842,596	1,288,842,596
Percentage of shares issued	100.00%	100.00%
Common shares | Federal Government
Capital Stock
Quantity	667,888,884
Percentage of shares issued	51.82%
Common shares | Unity
Capital Stock
Quantity		667,888,884
Percentage of shares issued		51.82%
Common shares | BNDESPAR
Capital Stock
Quantity	141,757,951	141,757,951
Percentage of shares issued	11.00%	11.00%
Common shares | BNDES
Capital Stock
Quantity	74,545,264	74,545,264
Percentage of shares issued	5.78%	5.78%
Common shares | FIA Dinmica and Banclass
Capital Stock
Quantity	65,536,875	65,536,875
Percentage of shares issued	5.09%	5.09%
Common shares | Fundos 3G Radar
Capital Stock
Quantity		190,045
Percentage of shares issued		0.01%
Common shares | American Depositary Receipts - ADRs
Capital Stock
Quantity	52,065,112	38,663,271
Percentage of shares issued	4.04%	3.00%
Common shares | Others
Capital Stock
Quantity	287,048,510	300,260,306
Percentage of shares issued	22.27%	23.30%
Common shares | Non resident minority shareholder
Capital Stock
Quantity	170,517,578
Class A
Capital Stock
Dividend rate (as a percent)	8.00%
Quantity	146,920	146,920
Percentage of shares issued	100.00%	100.00%
Class A | Others
Capital Stock
Quantity	146,920	146,920
Percentage of shares issued	100.00%	100.00%
Class A | Non resident minority shareholder
Capital Stock
Quantity	28
Class B
Capital Stock
Dividend rate (as a percent)	6.00%
Quantity	279,941,394	279,941,394
Percentage of shares issued	100.00%	100.00%
Class B | Federal Government
Capital Stock
Quantity	494
Percentage of shares issued	0.00%
Class B | Unity
Capital Stock
Quantity		494
Percentage of shares issued		0.00%
Class B | BNDESPAR
Capital Stock
Quantity	18,691,102	18,691,102
Percentage of shares issued	6.68%	6.68%
Class B | BNDES
Capital Stock
Quantity	18,262,671	18,262,671
Percentage of shares issued	6.52%	6.52%
Class B | Fundos 3G Radar
Capital Stock
Quantity	30,890,676	31,437,673
Percentage of shares issued	11.03%	11.23%
Class B | American Depositary Receipts - ADRs
Capital Stock
Quantity	5,340,887	5,235,367
Percentage of shares issued	1.91%	1.87%
Class B | Others
Capital Stock
Quantity	206,755,564	206,314,087
Percentage of shares issued	73.86%	73.70%
Class B | Non resident minority shareholder
Capital Stock
Quantity	91,471,784